Supplement to
Fidelity's Targeted International Equity Funds®
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity's Targeted International Equity Funds® will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.</r>

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces the biographical information for Joseph Tse found in the "Fund Management" section beginning on page 29.

Ignatius Lee is manager of China Region Fund, which he has managed since January 2004. Mr. Lee joined Fidelity Investments as a research analyst in 1993.

The following information replaces the biographical information for John Carlson found in the "Fund Management" section on page 29.

Robert B. von Rekowsky is manager of Emerging Markets Fund, which he has managed since January 2004. Mr. von Rekowsky joined Fidelity Investments as a research analyst in 1989.

TIF-04-03 July 19, 2004
1.483702.136

Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity's Broadly Diversified International Equity Funds will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.

For Fidelity® International Growth & Income Fund, included are proposals to modify the fund's fund-amental investment objective to remove the income component of the objective and to add a performance adjustment component to the management contract.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

IBD-04-01 July 19, 2004
1.474896.117

Supplement to the
Fidelity® International Small Cap Fund
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity® International Small Cap Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.</r>

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-3198 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section beginning on page 17.

Ben Paton and Tokuya Sano are co-managers of International Small Cap Fund, which they have managed since January 2004 and September 2002, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager.

ISC-04-02 July 19, 2004
1.778063.107

Supplement to the
Fidelity Advisor International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Advisor International Small Cap Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.</r>

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces similar information found in the "Fund Management" section beginning on page 23.

Ben Paton and Tokuya Sano are co-managers of the fund, which they have managed since January 2004 and September 2002, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager.

AISC-04-03 July 19, 2004
1.790649.103

Supplement to the
Fidelity Advisor International
Small Cap Fund
Institutional Class
December 29, 2003
Prospectus

Shareholder Meeting. On or about September 15, 2004, a meeting of the shareholders of Fidelity Advisor International Small Cap Fund will be held to vote on various proposals. Shareholders of record on July 19, 2004 are entitled to vote at the meeting.</r>

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

The following information replaces similar information found in the "Fund Management" section beginning on page 20.

Ben Paton and Tokuya Sano are co-managers of the fund, which they have managed since January 2004 and September 2002, respectively. Since joining Fidelity Investments in 1995, Mr. Paton has worked as a research analyst and manager. Since joining Fidelity Investments in 1993, Mr. Sano has worked as a research analyst and manager.

AISCI-04-02 July 15, 2004
1.790650.102